Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000214854 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214854 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	4.10%
C000214854 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	3.80%
C000214854 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	3.80%
C000214854 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000214854 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214854 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	2.70%
C000214854 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.70%
C000214854 | FR_BTJZ70902
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214854 | FR_B0LX3Y907
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214854 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	11.00%
C000214854 | Cyprus
Holdings [Line Items]
Percent of Total Investments	3.80%
C000214854 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214854 | United States
Holdings [Line Items]
Percent of Total Investments	5.90%
C000214854 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214854 | Chile
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214854 | India
Holdings [Line Items]
Percent of Total Investments	10.00%
C000214854 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.40%
C000214854 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.70%
C000214854 | China
Holdings [Line Items]
Percent of Total Investments	13.30%
C000214854 | Greece
Holdings [Line Items]
Percent of Total Investments	15.50%
C000214852 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	5.40%
C000214852 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	4.10%
C000214852 | FR_BN2BZT902
Holdings [Line Items]
Percent of Total Investments	3.80%
C000214852 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	3.80%
C000214852 | FR_ACI14S0Q0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000214852 | FR_ACI0J8B70
Holdings [Line Items]
Percent of Total Investments	2.90%
C000214852 | FR_ACI1X4R17
Holdings [Line Items]
Percent of Total Investments	2.70%
C000214852 | FR_BGRPD2902
Holdings [Line Items]
Percent of Total Investments	2.70%
C000214852 | FR_BTJZ70902
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214852 | FR_B0LX3Y907
Holdings [Line Items]
Percent of Total Investments	2.60%
C000214852 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	11.00%
C000214852 | Cyprus
Holdings [Line Items]
Percent of Total Investments	3.80%
C000214852 | South Africa
Holdings [Line Items]
Percent of Total Investments	4.40%
C000214852 | United States
Holdings [Line Items]
Percent of Total Investments	5.90%
C000214852 | United Arab Emirates
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214852 | Chile
Holdings [Line Items]
Percent of Total Investments	6.50%
C000214852 | India
Holdings [Line Items]
Percent of Total Investments	10.00%
C000214852 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.40%
C000214852 | Taiwan
Holdings [Line Items]
Percent of Total Investments	12.70%
C000214852 | China
Holdings [Line Items]
Percent of Total Investments	13.30%
C000214852 | Greece
Holdings [Line Items]
Percent of Total Investments	15.50%
C000118372 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	14.90%
C000118372 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118372 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.90%
C000118372 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000118372 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118372 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118372 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118372 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118372 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118372 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118372 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.80%
C000118372 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118372 | India
Holdings [Line Items]
Percent of Total Investments	19.10%
C000118372 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.00%
C000118372 | Taiwan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000118372 | China
Holdings [Line Items]
Percent of Total Investments	23.10%
C000118372 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118372 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118372 | Poland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000118372 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118372 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118373 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	14.90%
C000118373 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118373 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.90%
C000118373 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000118373 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118373 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118373 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118373 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118373 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118373 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118373 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.80%
C000118373 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118373 | India
Holdings [Line Items]
Percent of Total Investments	19.10%
C000118373 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.00%
C000118373 | Taiwan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000118373 | China
Holdings [Line Items]
Percent of Total Investments	23.10%
C000118373 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118373 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118373 | Poland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000118373 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118373 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000118374 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	14.90%
C000118374 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	4.50%
C000118374 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.90%
C000118374 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000118374 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118374 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000118374 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	2.20%
C000118374 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118374 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118374 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000118374 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.80%
C000118374 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000118374 | India
Holdings [Line Items]
Percent of Total Investments	19.10%
C000118374 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.00%
C000118374 | Taiwan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000118374 | China
Holdings [Line Items]
Percent of Total Investments	23.10%
C000118374 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.00%
C000118374 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.40%
C000118374 | Poland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000118374 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000118374 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000199810 | FR_688910900
Holdings [Line Items]
Percent of Total Investments	14.90%
C000199810 | FR_677172009
Holdings [Line Items]
Percent of Total Investments	4.50%
C000199810 | FR_BMMV2K903
Holdings [Line Items]
Percent of Total Investments	7.90%
C000199810 | FR_BK6YZP902
Holdings [Line Items]
Percent of Total Investments	4.30%
C000199810 | FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199810 | FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199810 | FR_626073902
Holdings [Line Items]
Percent of Total Investments	2.20%
C000199810 | FR_610018905
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199810 | FR_004561908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199810 | FR_B3DF0Y902
Holdings [Line Items]
Percent of Total Investments	1.80%
C000199810 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	4.80%
C000199810 | South Africa
Holdings [Line Items]
Percent of Total Investments	3.40%
C000199810 | India
Holdings [Line Items]
Percent of Total Investments	19.10%
C000199810 | South Korea
Holdings [Line Items]
Percent of Total Investments	10.00%
C000199810 | Taiwan
Holdings [Line Items]
Percent of Total Investments	23.40%
C000199810 | China
Holdings [Line Items]
Percent of Total Investments	23.10%
C000199810 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	2.00%
C000199810 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	2.40%
C000199810 | Poland
Holdings [Line Items]
Percent of Total Investments	3.20%
C000199810 | Mexico
Holdings [Line Items]
Percent of Total Investments	4.00%
C000199810 | Brazil
Holdings [Line Items]
Percent of Total Investments	4.60%
C000023776 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023776 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023776 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023776 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023776 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_B058TZ909
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023776 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023776 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023776 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023776 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.50%
C000023776 | United States
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023776 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.00%
C000023776 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023776 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023776 | Germany
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023776 | Spain
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023776 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.40%
C000023776 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023776 | Switzerland
Holdings [Line Items]
Percent of Total Investments	15.10%
C000023776 | France
Holdings [Line Items]
Percent of Total Investments	17.20%
C000023778 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023778 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023778 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023778 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023778 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_B058TZ909
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023778 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023778 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023778 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023778 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.50%
C000023778 | United States
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023778 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.00%
C000023778 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023778 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023778 | Germany
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023778 | Spain
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023778 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.40%
C000023778 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023778 | Switzerland
Holdings [Line Items]
Percent of Total Investments	15.10%
C000023778 | France
Holdings [Line Items]
Percent of Total Investments	17.20%
C000023779 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	5.50%
C000023779 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.20%
C000023779 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000023779 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023779 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_B058TZ909
Holdings [Line Items]
Percent of Total Investments	3.40%
C000023779 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023779 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.20%
C000023779 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023779 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.50%
C000023779 | United States
Holdings [Line Items]
Percent of Total Investments	3.80%
C000023779 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.00%
C000023779 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000023779 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000023779 | Germany
Holdings [Line Items]
Percent of Total Investments	3.60%
C000023779 | Spain
Holdings [Line Items]
Percent of Total Investments	5.30%
C000023779 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.40%
C000023779 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000023779 | Switzerland
Holdings [Line Items]
Percent of Total Investments	15.10%
C000023779 | France
Holdings [Line Items]
Percent of Total Investments	17.20%
C000211925 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	5.50%
C000211925 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	4.20%
C000211925 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211925 | FR_572797900
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211925 | FR_BD6K45906
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_B24CGK904
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_B058TZ909
Holdings [Line Items]
Percent of Total Investments	3.40%
C000211925 | FR_B4TX8S909
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211925 | FR_B288C9908
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211925 | FR_483410007
Holdings [Line Items]
Percent of Total Investments	3.10%
C000211925 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	10.50%
C000211925 | United States
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211925 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	23.00%
C000211925 | Hong Kong
Holdings [Line Items]
Percent of Total Investments	3.30%
C000211925 | Singapore
Holdings [Line Items]
Percent of Total Investments	3.10%
C000211925 | Germany
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211925 | Spain
Holdings [Line Items]
Percent of Total Investments	5.30%
C000211925 | Netherlands
Holdings [Line Items]
Percent of Total Investments	7.40%
C000211925 | Japan
Holdings [Line Items]
Percent of Total Investments	7.70%
C000211925 | Switzerland
Holdings [Line Items]
Percent of Total Investments	15.10%
C000211925 | France
Holdings [Line Items]
Percent of Total Investments	17.20%
C000047589 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047589 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047589 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047589 | FR_BBH7G3909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047589 | FR_516140902
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047589 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047589 | FR_008474959
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047589 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047589 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.70%
C000047589 | United States
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047589 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000047589 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047589 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.10%
C000047589 | Japan
Holdings [Line Items]
Percent of Total Investments	26.40%
C000047589 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047589 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047589 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047589 | Australia
Holdings [Line Items]
Percent of Total Investments	8.30%
C000047589 | Italy
Holdings [Line Items]
Percent of Total Investments	8.50%
C000047591 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047591 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047591 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047591 | FR_BBH7G3909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047591 | FR_516140902
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047591 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047591 | FR_008474959
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047591 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047591 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.70%
C000047591 | United States
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047591 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000047591 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047591 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.10%
C000047591 | Japan
Holdings [Line Items]
Percent of Total Investments	26.40%
C000047591 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047591 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047591 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047591 | Australia
Holdings [Line Items]
Percent of Total Investments	8.30%
C000047591 | Italy
Holdings [Line Items]
Percent of Total Investments	8.50%
C000047592 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047592 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000047592 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000047592 | FR_BBH7G3909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047592 | FR_516140902
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047592 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.70%
C000047592 | FR_008474959
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.60%
C000047592 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.50%
C000047592 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.70%
C000047592 | United States
Holdings [Line Items]
Percent of Total Investments	4.00%
C000047592 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000047592 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000047592 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.10%
C000047592 | Japan
Holdings [Line Items]
Percent of Total Investments	26.40%
C000047592 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000047592 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000047592 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000047592 | Australia
Holdings [Line Items]
Percent of Total Investments	8.30%
C000047592 | Italy
Holdings [Line Items]
Percent of Total Investments	8.50%
C000211125 | FR_096970900
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211125 | FR_018266908
Holdings [Line Items]
Percent of Total Investments	2.00%
C000211125 | FR_673582904
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_BZ1GZ0908
Holdings [Line Items]
Percent of Total Investments	1.80%
C000211125 | FR_BBH7G3909
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211125 | FR_516140902
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211125 | FR_040520009
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211125 | FR_008474959
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_BW0BGZ901
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211125 | FR_BNGN9Z906
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211125 | Country Other Line
Holdings [Line Items]
Percent of Total Investments	9.70%
C000211125 | United States
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211125 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	24.00%
C000211125 | Germany
Holdings [Line Items]
Percent of Total Investments	2.90%
C000211125 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.10%
C000211125 | Japan
Holdings [Line Items]
Percent of Total Investments	26.40%
C000211125 | Switzerland
Holdings [Line Items]
Percent of Total Investments	3.60%
C000211125 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211125 | Canada
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211125 | Australia
Holdings [Line Items]
Percent of Total Investments	8.30%
C000211125 | Italy
Holdings [Line Items]
Percent of Total Investments	8.50%